Direct Financing and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2013
Components of Net Investment in Direct Financing and Sales-Type Leases Reported in Container Ownership Segment

The components of the net investment in direct financing and sales-type leases, which are reported in the Company’s Container Ownership segment as of December 31, 2013 and 2012 were as follows:

	2013	2012
Future minimum lease payments receivable	$326,273	$252,616
Residual value of containers	9,055	9,110
Less unearned income	(53,207)	(44,839)

Net investment in direct financing and sales-type leases	$282,121	$216,887

Amounts due within one year	$64,811	$43,253
Amounts due beyond one year	217,310	173,634

Net investment in direct financing and sales-type leases	$282,121	$216,887

Net Investment in Direct Finance Leases and Sales-Type Leases

If the aging of current billings for the Company’s direct financing and sales-type leases included in accounts receivable, net were applied to the related balances of the unbilled future minimum lease payments receivable component of the Company’s net investment in direct finance leases and sales-type leases as of December 31, 2013, the aging would be as follows:

1-30 days past due	$15,539
31-60 days past due	15,230
61-90 days past due	19,228
Greater than 90 days past due	5,926

Total past due	55,923
Current	270,350

Total future minumum lease payments	$326,273

Changes in the Carrying Amount of the Allowance for Doubtful Accounts

The changes in the carrying amount of the allowance for doubtful accounts related to billed amounts under direct financing and sales-type leases and included in accounts receivable, net, during the years ended December 31, 2013 and 2012 are as follows:

Balance as of December 31, 2011	$—
Additions charged to expense	519
Write-offs	(68)

Balance as of December 31, 2012	$451
Additions charged to expense	187
Write-offs	(25)

Balance as of December 31, 2013	$613

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under these direct financing and sales-type leases as of December 31, 2013:

Year ending December 31:
2014	$84,918
2015	78,346
2016	66,993
2017	66,506
2018 and thereafter	29,510

Total future minimum lease payments receivable	$326,273